Long-Term Debt	12 Months Ended
Dec. 31, 2025
Long-Term Debt, Unclassified [Abstract]
Long-term Debt
(7) Long-Term Debt
The following table presents outstanding long-term debt due dates and principal amounts, net of debt discount, issuance and other costs and fair value adjustments at December 31, 2025 and 2024:

(Dollars in Thousands)			December 31,
Series	Type	Due	2025	2024
Puget Sound Energy:
7.020%	Senior Secured Note	2027	$300,000	$300,000
7.000%	Senior Secured Note	2029	100,000	100,000
3.900%	Pollution Control Bond	2031	138,460	138,460
4.000%	Pollution Control Bond	2031	23,400	23,400
5.330%	Senior Secured Note	2034	400,000	400,000
5.483%	Senior Secured Note	2035	250,000	250,000
6.724%	Senior Secured Note	2036	250,000	250,000
6.274%	Senior Secured Note	2037	300,000	300,000
5.757%	Senior Secured Note	2039	350,000	350,000
5.795%	Senior Secured Note	2040	325,000	325,000
5.764%	Senior Secured Note	2040	250,000	250,000
4.434%	Senior Secured Note	2041	250,000	250,000
5.638%	Senior Secured Note	2041	300,000	300,000
4.300%	Senior Secured Note	2045	425,000	425,000
4.223%	Senior Secured Note	2048	600,000	600,000
3.250%	Senior Secured Note	2049	450,000	450,000
2.893%	Senior Secured Note	2051	450,000	450,000
4.700%	Senior Secured Note	2051	45,000	45,000
5.448%	Senior Secured Note	2053	400,000	400,000
5.685%	Senior Secured Note	2054	400,000	400,000
5.598%	Senior Secured Note	2055	500,000	—
*	Debt discount, issuance cost and other	*	(49,176)	(45,835)

Total PSE long-term debt			$6,457,684	$5,961,025

Puget Energy:
*	Fair value adjustment of PSE long-term debt	*	$(122,820)	$(131,326)
2.379%	Senior Secured Note	2028	500,000	500,000
4.100%	Senior Secured Note	2030	650,000	650,000
4.224%	Senior Secured Note	2032	450,000	450,000
5.725%	Senior Secured Note	2035	600,000	—
*	Debt discount, issuance cost and other	*	(9,832)	(5,780)

Total Puget Energy long-term debt			$8,525,032	$7,423,919

*	Not Applicable .
On November 13, 2025, PSE entered into (a) an Indenture of Mortgage—Electric (Electric Mortgage Indenture), dated as of November 13, 2025, with U.S. Bank Trust Company, National Association, as trustee, and (b) an Indenture of Mortgage—Gas (Gas Mortgage Indenture and, together with the Electric Mortgage Indenture, the New Mortgage Indentures), dated as of November 13, 2025, with U.S. Bank Trust Company, National Association, as trustee, which, upon the Lien Effective Date (as defined below), established first mortgage liens on substantially all of PSE’s present electric utility property and gas utility property, respectively, and certain after-acquired electric utility property and gas utility property, respectively, subject to certain exceptions. The Electric Mortgage Indenture replaces PSE’s First Mortgage, dated as of June 2, 1924, with U.S. Bank National Association (as successor to State Street Bank and Trust Company), as amended and supplemented from time to time. The Gas Mortgage Indenture replaces PSE’s Indenture of First Mortgage, dated as of April 1, 1957, with The Bank of New York Mellon, N.A. (as successor trustee to Harris Trust and Savings Bank), as amended and supplemented from time to time.
On December 16, 2025 (Lien Effective Date and Substitution Date), PSE (a) entered into first supplemental indentures to the New Mortgage Indentures, pursuant to which the respective liens of the New Mortgage Indentures became effective, (b) entered into the sixth supplemental indenture (Sixth Supplemental Indenture) to that certain Indenture dated as of December 1, 1997, as modified and supplemented from time to time (Senior Note Indenture) between PSE and U.S. Bank Trust Company, National Association, as trustee (Senior Note Trustee), and (c) delivered to the Senior Note Trustee pledged substituted mortgage bonds issued under the New Mortgage Indentures in the same principal amount, and with identical terms to the senior notes then-outstanding under the Senior Note Indenture. The Sixth Supplemental Indenture amends the Senior Note Indenture to make it mandatory for PSE to deliver to the Senior Note Trustee upon the issuance of senior notes thereunder, pledged substituted mortgage bonds, which shall be issued under the New Mortgage Indentures, in the same principal amount, and with identical terms to the senior notes, including interest rate, interest payment dates and stated maturity date and redemption provisions. As a result, as of the Substitution Date PSE’s outstanding senior secured notes and any future series of PSE’s senior secured notes will be secured by pledged substituted mortgage bonds.
Puget Energy Long-Term Debt
On March 13, 2025, Puget Energy issued $600.0 million of senior secured notes at an interest rate of 5.725% (Initial 5.725% Notes) in a private offering exempt from registration under the Securities Act. The notes mature on March 15, 2035 and pay interest semi-annually in arrears on March 15 and September 15 of each year, commencing September 15, 2025. Proceeds from the issuance of the Initial 5.725% Notes were used to repay Puget Energy’s $400.0 million 3.650% senior secured notes that matured on May 15, 2025, to pay down a portion of the outstanding balance on the Puget Energy senior secured credit facility and for general corporate purposes.
On May 7, 2025, Puget Energy filed a Form
S-4
Registration Statement, which was declared effective by the SEC on May 30, 2025. On June 2, 2025, Puget Energy launched an exchange offer for holders of the Initial 5.725% Notes to receive registered notes (Registered 5.725% Notes) with substantially identical terms as those of the Initial 5.725% Notes. The exchange offer expired on July 1, 2025, and all Initial 5.725% Notes were exchanged and settled on July 8, 2025 and July 22, 2025 for the Registered 5.725% Notes.
Puget Sound Energy Long-Term Debt
On September 15, 2025, PSE issued $500.0 million of senior secured notes at an interest rate of 5.598%. The notes mature on September 15, 2055 and pay interest semi-annually in arrears on March 15 and September 15 of each year, commencing March 15, 2026. Proceeds from the issuance of the notes were used to fund capital expenditures and for general corporate purposes.
On July 30, 2025, PSE filed an automatic shelf registration statement on Form
S-3
as a “well-known seasoned issuer” as defined in Rule 405 under the Securities Act of 1933, as amended. Under this shelf registration process, an indeterminate aggregate offering price or number of securities may be registered from time to time. The shelf registration statement will expire in July 2028.
On June 11, 2024, PSE issued $400.0 million of senior secured notes at an interest rate of 5.330%. The notes mature on June 15, 2034 and pay interest semi-annually in arrears on June 15 and December 15 of each year, commencing on December 15, 2024. Proceeds from the issuance of the notes were invested in short-term money market funds, used to pay down outstanding commercial paper and for general corporate purposes.
On June 11, 2024, PSE issued $400.0 million of green senior secured notes at an interest rate of 5.685%. The notes mature on June 15, 2054 and pay interest semi-annually in arrears on June 15 and December 15 of each year, commencing on December 15, 2024. Net proceeds from the issuance of the notes were invested in short-term money market funds and were allocated to eligible projects, as defined in PSE’s sustainable financing framework, which was published in May 2023. Eligible Projects are expenditures incurred and investments made related to development and acquisition of some or all of the following types of projects: (i) renewable energy, (ii) energy efficiency, (iii) clean transportation, (iv) biodiversity conservation, (v) climate change adaptation, (vi) water and wastewater management, (vii) pollution prevention and control, and (viii) green innovation.
Long-Term Debt Maturities
The principal amounts of long-term debt maturities for the next five years and thereafter are as follows:

(Dollars in Thousands)	2026	2027	2028	2029	2030	Thereafter	Total
Maturities of:
PSE	$—	$300,000	$—	$100,000	$—	$6,106,860	$6,506,860
Puget Energy	—	—	500,000	—	650,000	1,050,000	2,200,000

Total long-term debt	$—	$300,000	$500,000	$100,000	$650,000	$7,156,860	$8,706,860